Expense Example - FidelityManagedRetirementFunds-AIComboPRO - FidelityManagedRetirementFunds-AIComboPRO - Fidelity Managed Retirement 2025 Fund	Sep. 28, 2024 USD ($)
Fidelity Advisor Managed Retirement 2025 Fund - Class A
Expense Example:
1 year	$ 644
3 years	792
5 years	953
10 years	1,418
Fidelity Advisor Managed Retirement 2025 Fund - Class I
Expense Example:
1 year	48
3 years	151
5 years	263
10 years	$ 591